UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-23234

BMT Investment Funds
 (Exact name of registrant as specified in charter)

10 South Bryn Mawr Avenue
Bryn Mawr, PA 19010
(Address of principal executive offices) (Zip code)

Jennifer Dempsey Fox
10 South Bryn Mawr Avenue
Bryn Mawr, PA 19010
 (Name and address of agent for service)

(610) 527-8397
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2018

Date of reporting period:  February 28, 2018

Item 1. Schedule of Investments.

BMT Multi-Cap Fund
Schedule of Investments as of February 28, 2018
(Unaudited)

	Shares	Value
Common Stocks - 92.65%
Automobiles & Components - 1.96%
Aptiv PLC (a)	17,392	$1,588,411
Cooper Tire & Rubber Co.	42,238	1,324,161
Delphi Technologies PLC (a)	4,445	212,249
		3,124,821
Banks - 9.27%
BB&T Corp.	50,280	2,732,718
Camden National Corp.	48,195	2,034,793
JPMorgan Chase & Co.	30,212	3,489,486
South State Corp.	27,499	2,384,163
Union Bankshares Corp.	68,226	2,550,288
Wells Fargo & Co.	27,151	1,585,890
		14,777,338
Capital Goods - 9.58%
Astec Industries, Inc.	27,443	1,616,393
Cubic Corp.	27,269	1,674,316
Hexcel Corp.	30,761	2,069,600
Honeywell International, Inc.	16,581	2,505,555
Johnson Controls International plc (a)	45,956	1,694,398
Nordson Corp.	15,005	2,011,720
Spirit AeroSystems Holdings, Inc. - Class A	19,506	1,780,703
Standex International Corp.	19,986	1,920,655
		15,273,340
Commercial & Professional Services - 1.86%
ABM Industries, Inc.	41,346	1,453,725
Brady Corp. - Class A	40,544	1,516,346
		2,970,071
Consumer Durables & Apparel - 3.05%
Brunswick Corp.	27,704	1,584,669
VF Corp.	20,120	1,500,348
Wolverine World Wide, Inc.	60,620	1,774,954
		4,859,971
Consumer Services - 1.00%
Darden Restaurants, Inc.	17,309	1,595,717
Diversified Financials - 3.40%
Cboe Holdings, Inc.	15,232	1,706,136
The Charles Schwab Corp.	32,301	1,712,599
Raymond James Financial, Inc.	21,646	2,006,801
		5,425,536

Energy - 4.94%
Apache Corp.	38,839	1,326,352
EOG Resources, Inc.	15,925	1,615,113
EQT Corp.	28,438	1,430,716
Occidental Petroleum Corp.	28,750	1,886,000
Schlumberger Ltd. (a)	24,506	1,608,574
		7,866,755
Food & Staples Retailing - 1.77%
Sysco Corp.	31,707	1,891,322
Walgreens Boots Alliance, Inc.	13,528	931,944
		2,823,266
Food, Beverage & Tobacco - 2.74%
Hormel Foods Corp.	50,387	1,635,562
McCormick & Co., Inc.	11,763	1,256,053
PepsiCo, Inc.	13,385	1,468,736
		4,360,351
Health Care Equipment & Services - 13.26%
Abbott Laboratories	33,839	2,041,507
Almost Family, Inc. (b)	27,527	1,622,717
Becton Dickinson and Co.	12,680	2,815,214
Envision Healthcare Corp. (b)	28,796	1,108,646
Laboratory Corp. of America Holdings (b)	9,236	1,595,057
Masimo Corp. (b)	18,210	1,593,921
Merit Medical Systems, Inc. (b)	34,860	1,586,130
Patterson Companies, Inc.	36,987	1,168,049
STERIS PLC (a)	22,120	2,019,556
Stryker Corp.	12,324	1,998,460
Teleflex, Inc.	7,733	1,931,935
US Physical Therapy, Inc.	21,278	1,649,045
		21,130,237
Household & Personal Products - 1.67%
Church & Dwight Co., Inc.	33,316	1,638,814
Kimberly-Clark Corp.	9,166	1,016,693
		2,655,507
Insurance - 1.23%
Prudential Financial, Inc.	18,489	1,965,750
Materials - 4.97%
Bemis Co, Inc.	35,338	1,558,053
DowDuPont, Inc.	29,109	2,046,363
The Mosaic Co.	34,660	912,251
Quaker Chemical Corp.	10,670	1,520,795
Sensient Technologies Corp.	26,098	1,877,751
		7,915,213

Pharmaceuticals, Biotechnology & Life Sciences - 4.29%
Gilead Sciences, Inc.	24,678	1,942,899
Johnson & Johnson	15,262	1,982,229
Thermo Fisher Scientific, Inc.	13,952	2,910,108
		6,835,236
Retailing - 2.34%
The TJX Companies, Inc.	25,353	2,096,186
Williams-Sonoma, Inc.	31,514	1,631,165
		3,727,351
Semiconductors & Semiconductor Equipment - 3.19%
Analog Devices, Inc.	22,010	1,984,201
Cirrus Logic, Inc. (b)	29,146	1,291,459
Skyworks Solutions, Inc.	16,523	1,805,138
		5,080,798
Software & Services - 9.19%
CACI International, Inc. - Class A (b)	14,563	2,170,615
DST Systems, Inc.	23,608	1,963,477
Mastercard, Inc. - Class A	14,785	2,598,611
MAXIMUS, Inc.	26,417	1,769,411
Microsoft Corp.	26,953	2,527,383
Paychex, Inc.	29,799	1,940,809
Total System Services, Inc.	19,079	1,677,998
		14,648,304
Technology Hardware & Equipment - 7.41%
Apple, Inc.	18,790	3,346,875
Avnet, Inc.	34,439	1,470,545
Badger Meter, Inc.	30,971	1,474,220
Cisco Systems, Inc.	48,317	2,163,635
Corning, Inc.	63,435	1,844,690
MTS Systems Corp.	30,999	1,517,401
		11,817,366
Telecommunication Services - 0.90%
Verizon Communications, Inc.	30,082	1,436,115
Transportation - 3.70%
Atlas Air Worldwide Holdings, Inc. (b)	35,686	2,171,493
Norfolk Southern Corp.	12,479	1,735,579
United Parcel Service, Inc. - Class B	19,127	1,997,050
		5,904,122
Utilities - 0.93%
American Water Works Co., Inc.	18,736	1,486,889
Total Common Stocks (Cost $136,666,889)		147,680,054

Short-Term Investment - 5.75%
Money Market Fund - 5.75%
Dreyfus Government Cash Management - Class I, 1.25% (c)	9,161,665	9,161,665
Total Short-Term Investment (Cost $9,161,665)		9,161,665

Total Investments (Cost $145,828,554) - 98.40%	156,841,719
Other Assets in Excess of Liabilities - 1.60%	2,558,291
TOTAL NET ASSETS - 100.00%	$159,400,010

Percentages are stated as a percent of net assets.

(a)	Foreign issued security. Foreign concentration (including ADRs) was as follows: Curacao 1.01%; Ireland 1.06%; Jersey 1.13%; United Kingdom 1.27%.
(b)	Non-income producing security.
(c)	Variable rate security. Rate listed is the 7-day yield as of February 28, 2018.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying footnotes are an integral part of the Financial Statements.

1. Summary of Significant Accounting Policies (Unaudited)

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States ("GAAP").  The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946, Investment Companies.

Valuation of Securities

   The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below.

• Level 1 - Quoted prices in active markets for identical securities.
• Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

   Equity investments, including common stocks, foreign issued common stocks, preferred stocks, convertible securities, warrants, rights, exchange-traded funds, closed end mutual funds and real estate investment trusts, which are traded on an exchange (other than The NASDAQ OMX Group, Inc., referred to as "NASDAQ") are valued at the last sale price reported by the exchange on which the securities are primarily traded on the day of valuation. Portfolio securities primarily traded on the NASDAQ Stock Market ("NASDAQ") shall be valued using the NASDAQ Official Closing Price ("NOCP"), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. OTC securities that are not traded on NASDAQ shall be valued at the most recent trade price. When using the market quotations or closing price provided by the pricing service, the security will be classified as a Level 1 security. When market quotations or closing price provided by the pricing service are unavailable, the mean of the bid and ask price will be used. These securities will generally be classified as Level 2 securities.

   Investment in mutual funds, including money market funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds and will be classified as Level 1 securities.

   Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Funds' adviser pursuant to procedures established under the general supervision and responsibility of the Funds' Board of Trustees and will be classified as Level 3 assets.

The inputs of methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

As of February 28, 2018, the Fund's assets and liabilities carried at fair value were classified as follows:

Description	Level 1	Level 2	Level 3	Total
BMT Multi-Cap Fund
Assets
Total Common Stocks*	$147,680,054	$-	$-	$147,680,054

Total Money Market Fund*	9,161,665	-	-	9,161,665

Total Assets	$156,841,719	$-	$-	$156,841,719

* For further information regarding security characteristics, please see the Schedule of Investments.

The Fund did not hold any investments during the period ended February 28, 2018 with significant unobservable inputs which would be classified as Level 3. There were no transfers of securities between levels during the reporting period. It is the Fund's policy to record transfers between levels as of the end of the reporting period. The Fund did not hold any derivative instruments during the reporting period.

Item 2. Controls and Procedures.

(a)
The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  BMT Investment Funds

By (Signature and Title) /s/ Jennifer Dempsey Fox
                                          Jennifer Dempsey Fox, President

Date  April 18, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Jennifer Dempsey Fox
                                             Jennifer Dempsey Fox, President

Date  April 18, 2018

By (Signature and Title)* /s/ Michael W. Harrington
                                             Michael W. Harrington, Treasurer

Date  April 18, 2018

* Print the name and title of each signing officer under his or her signature.